Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information about Trade and Other Receivables

in CHF thousands	2025	2024
Trade receivables	253	286
Value added tax	895	470
Withholding tax	605	1,484
Other receivables	81	77
Balance at December 31	1,834	2,317
Trade receivables are denominated in the following currencies:

in CHF thousands	2025	2024
EUR	253	286
Balance at December 31	253	286